Unaudited Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Current assets:
Cash	$ 86,447,000	$ 94,930,000		$ 29,049,000
Trade accounts receivable, net	14,415,000	17,879,000		523,000
Related party	4,123,000	5,134,000
Inventory				2,002,000
Other current assets	10,194,000	9,554,000		1,756,000
Held for sales assets				350,000	[1]
Total current assets	115,179,000	127,497,000		33,680,000
Property and equipment, net	651,000	677,000		417,000	[1]
Intangible assets, net	20,648,000	21,442,000		17,159,000	[1]
Goodwill	19,788,000	19,788,000		22,405,000
Investment and loan to Magpie				3,038,000
Right of use assets	1,597,000	1,921,000		291,000
Long-term deposit and prepaid expenses	621,000	824,000		266,000
Deferred tax assets	2,634,000	1,764,000
Restricted cash escrow	2,429,000	2,417,000		477,000
Micronet Ltd. Equity method investment	1,297,000	1,481,000
Total long-term assets	49,665,000	50,314,000		44,053,000
Total assets	164,844,000	177,811,000		77,733,000
LIABILITIES AND EQUITY
Short-term loan	1,138,000	1,657,000		884,000
Trade accounts payable	10,823,000	14,416,000		838,000
Deposit held on behalf of clients	2,903,000	3,101,000
Related party	264,000	4,000		163,000
Lease liability	1,079,000	1,298,000		107,000	[1]
Other current liabilities	5,313,000	4,914,000		4,995,000	[1]
Total current liabilities	21,520,000	25,390,000		6,987,000
Long term escrow				477,000
Lease liability	601,000	691,000		164,000
Deferred tax liabilities	3,749,000	3,952,000		4,256,000
Accrued severance pay	55,000	56,000		153,000
Total long-term liabilities	4,405,000	4,699,000		5,050,000
Total Liabilities	25,925,000	30,089,000
Stockholders’ Equity:
Common stock value	122,000	122,000		68,000
Additional paid in capital	220,911,000	220,786,000		102,195,000
Additional paid in capital – preferred stock				138,000
Capital reserve related to transaction with the minority shareholder				(174,000)
Accumulated other comprehensive loss	(443,000)	(414,000)		(196,000)
Accumulated deficit	(85,080,000)	(76,394,000)		(39,966,000)
MICT, Inc. stockholders’ equity	135,510,000	144,100,000		62,065,000
Non-controlling interests	3,409,000	3,622,000		3,631,000
Total equity	138,919,000	147,722,000		65,696,000
Total liabilities and equity	164,844,000	177,811,000		77,733,000
TINGO, INC.
Current assets:
Cash	25,346,663	128,367,605	$ 25,365,654	28,202,869
Accounts and Other Receivables	1,134,689,160	1,400,917,140	1,414,436,631	241,953,782
Inventory	103,218	123,823
Inventory		129,823	225,000	30,941
Prepayments – current portion	403,801,148	409,434,667	409,434,667
Total current assets	1,563,940,189	1,938,849,235	1,849,461,952	270,187,142
Prepayments – non-current portion	473,679,483	575,464,002	685,005,221
Property and equipment, net	217,099,642	223,762,115	33,078,030	37,042,344
Work-in-Progress			192,712,052	207,968,849
Intangible assets, net	1,376,942	1,670,924	1,970,067	3,055,061
Goodwill	(3,694,107,417,000)	(3,694,107,417,000)
Total long-term assets	692,156,067	800,897,041	912,765,370	248,066,254
Total assets	2,256,096,256	2,739,746,276	2,762,227,322	518,253,396
LIABILITIES AND EQUITY
Other current liabilities	138,456,513,000	100,606,352,000
Accounts Payable and accruals	270,935,582	754,836,164	714,172,570	20,534,718
Deferred income – current portion	485,496,071	492,269,333	492,269,333
Value added tax – current portion	37,809,831	38,190,992	38,072,052
Tax Liability	138,456,513	100,606,352	120,467,713	67,601,594
Total current liabilities	932,697,997	1,385,902,842	1,364,981,668	88,136,312
Deferred income – non-current portion	568,552,116	690,922,799	822,618,778
Value added tax – non-current portion	44,278,133	53,602,826	63,621,239
Deferred tax liabilities	4,326,714	2,171,039	1,268,498	2,360,003
Total long-term liabilities	617,156,963	746,696,664	887,508,515	2,360,003
Total Liabilities	1,549,854,960	2,132,599,506	2,252,490,183	90,496,315
Stockholder’s Equity
Common stock value	55,000,000	297,000,000
Accumulated Surplus	296,432,544	269,442,456	459,872,603	458,538,770
Translation Reserve	(58,509,233)	(75,613,671)	(66,312,449)	(32,283,238)
Stockholders’ Equity:
Additional paid in capital	467,070,474	412,080,474	115,048,344	508,549
MICT, Inc. stockholders’ equity			509,737,139	427,757,081
Non-controlling interests
Total equity	706,241,296	607,146,770	509,737,139	427,757,081
Total liabilities and equity	2,256,096,256	2,739,746,276	2,762,227,322	518,253,396
Common Stock Class A | TINGO, INC.
Stockholder’s Equity
Common stock value	1,182,511	1,172,511	1,063,641	928,000
Common Stock Class B | TINGO, INC.
Stockholder’s Equity
Common stock value	$ 65,000	$ 65,000	$ 65,000	$ 65,000

[1]	Reclassified — see note 2.